Earnings per unit and cash distributions (Details Textual) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Jun. 03, 2016	Sep. 30, 2016	Sep. 30, 2016
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit			$ 0.3375
Incentive Distribution Right Target Distribution		$ 113,227	$ 339,634
Common Unit, Outstanding		26,322,770	26,322,770
Non-Employee Directors [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Stock Issued During Period, Shares, Issued for Services	10,650
Phantom Units [Member] | Chief Executive OfficerChief Financial Officer [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	21,500
First Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit			$ 0.388125
Distribution Percentage To Holders Of Incentive Distribution Rights			100.00%
Second Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit			$ 0.421875
Distribution Percentage To All Unit Holders			85.00%
Distribution Percentage To Holders Of Incentive Distribution Rights			15.00%
Third Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit			$ 0.50625
Distribution Percentage To All Unit Holders			75.00%
Distribution Percentage To Holders Of Incentive Distribution Rights			25.00%
After Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To All Unit Holders			50.00%
Distribution Percentage To Holders Of Incentive Distribution Rights			50.00%
Common units public [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit			$ 0.3375
Distribution Percentage To Holders Of Incentive Distribution Rights			100.00%
Common units public [Member] | Second Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To Holders Of Incentive Distribution Rights			100.00%
Subordinated units Höegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit			$ 0.3375
Distribution Percentage To Holders Of Incentive Distribution Rights			100.00%
Incentive Distribution Right Target Shares Distribution		97,538	292,575
Common Unit, Outstanding		13,156,060	13,156,060
Common units Höegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution		$ 15,688	$ 47,059
Common Unit, Outstanding		2,116,060	2,116,060